Investment Objectives and Goals	Feb. 27, 2026
Capital Group Core Bond ETF | Capital Group Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Bond ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Plus Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.
Capital Group High Yield Bond ETF | Capital Group High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group High Yield Bond ETF
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
Capital Group International Bond ETF (USD-Hedged) | Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group International Bond ETF (USD-Hedged)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital.
Capital Group Municipal High-Income ETF | Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Municipal High-Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax.
Capital Group Municipal Income ETF | Capital Group Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Municipal Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Capital Group Short Duration Income ETF | Capital Group Short Duration Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Short Duration Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital.
Capital Group Short Duration Municipal Income ETF | Capital Group Short Duration Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Short Duration Municipal Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with a short duration profile as described in this prospectus and with the preservation of capital.

Capital Group Ultra Short Income ETF | Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Ultra Short Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
Capital Group U.S. Multi-Sector Income ETF | Capital Group U.S. Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group U.S. Multi-Sector Income ETF
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.